SIGNIFICANT ACCOUNTING POLICIES (Summary of cash, cash equivalents and restricted cash) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 160,563	$ 157,779
Long term restricted cash	318	0
Cash, cash equivalents and restricted cash	$ 160,881	$ 157,779	$ 130,353	$ 107,574